WARRANT AND DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)	$ 1,242,590	$ 0	$ 0
Derivative Liability, Current (in Dollars)	$ 4,097,444	$ 0	$ 0
Embedded Derivative Financial Instruments [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Volatility Rate	141.00%
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.56%
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	0.89%